Stockholders' Equity and Accumulated Other Comprehensive Income (Loss) - Shares Issued and Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Stockholders' Equity
Common stock, issued (in shares)	7,554,893
Treasury stock held (in shares)	(515,570)
Repurchase of common stock (in shares)	(56,692)
Common stock, issued (in shares)	7,554,893	7,554,893
Treasury stock held (in shares)	(566,268)	(515,570)
Common Stock
Increase (Decrease) in Stockholders' Equity
Common stock, issued (in shares)	7,554,893	7,284,151	7,023,821
Common stock outstanding (in shares)	7,039,323	6,768,581	6,616,975
Stock dividends (in shares)		270,742	260,330
Repurchase of common stock (in shares)	(56,692)		(108,724)
Restricted share unit activity (in shares)	5,994
Common stock, issued (in shares)	7,554,893	7,554,893	7,284,151
Common stock outstanding (in shares)	6,988,625	7,039,323	6,768,581
Treasury Stock
Increase (Decrease) in Stockholders' Equity
Treasury stock held (in shares)	(515,570)	(515,570)	(406,846)
Stock dividends (in shares)		0	0
Repurchase of common stock (in shares)	(56,692)		(108,724)
Restricted share unit activity (in shares)	5,994
Treasury stock held (in shares)	(566,268)	(515,570)	(515,570)